Related Party Transactions (Tables)	12 Months Ended
Sep. 30, 2023
Related Party Transactions [Abstract]
Schedule of Nature of Relationships With Related Parties	Nature of relationships with related parties:
Name	Relationship with the Company
Taizhou Huadi Industrial Ltd. (“Taizhou Huadi”)	An entity 30% owned by Jueqin Wang, principal shareholder of the Company
Huashang Micro Finance Co. (“Huashang”)	An entity 19% owned by the Company
Taizhou Huadi Material Technology Co. (Huadi Material)	An entity 100% owned by Jueguang Wang, Immediate family member of Jueqin Wang
Wenzhou Maituo International Trade Ltd. (“Wenzhou Maituo”)	An entity controlled by Meiling Wang, Immediate family member of Jueqin Wang
Jueqin Wang	Principal shareholder of the Company
Di Wang	Principal shareholder of the Company
Jueguang Wang	Immediate family member of Jueqin Wang
Meiling Wang	Immediate family member of Jueqin Wang
Bing Zhang	Principal shareholder of the Company

Schedule of Net Outstanding Balances With Related Parties	Net outstanding balances with related parties consisted of the following as of September 30, 2023 and 2022:
Accounts	Name of related parties	2023	2022
Accounts payable	Taizhou Huadi Industrial Ltd.	$3,692,394	$2,439,105
Advance from customer	Taizhou Huadi Material Technology Co.	385,605	395,498
Advance from customer	Wenzhou Maituo International Trade Ltd.	623,629	-
Advance from customer	Huashang Micro Finance Co.	6,462	-
Due to related parties – current portion	Di Wang	-	(281,156)
Due to related parties – current portion	Jueqin Wang	-	(325,830)
Due to related parties – noncurrent portion	Jueqin Wang	(317,680)	-